Investment in Cauchari-Olaroz Project - Schedule of Investment in Cauchari-Olaroz Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of income of Cauchari-Olaroz project	$ (342)	$ 0
Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Recognition of Investment in Cauchari-Olaroz project		121,824
Contribution to Investment in Cauchari-Olaroz project	31,772	8,118
Share of income of Cauchari-Olaroz project	25,731	6,313
Elimination of unrealized gain on intercompany transactions	(22,104)	(4,861)
Ending balance	156,281	131,394
Minera Exar S.A. | Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Recognition of Investment in Cauchari-Olaroz project		119,537
Contribution to Investment in Cauchari-Olaroz project	2,095	853
Share of income of Cauchari-Olaroz project	8,712	2,113
Elimination of unrealized gain on intercompany transactions	0
Ending balance	122,798	122,503
Minera Exar S.A. | Cauchari-Olaroz | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of decrease in Minera Exar net assets as a result of the JEMSE Transaction	(10,512)
Exar Capital B.V. | Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Recognition of Investment in Cauchari-Olaroz project		2,287
Contribution to Investment in Cauchari-Olaroz project	29,677	7,265
Share of income of Cauchari-Olaroz project	17,019	4,200
Elimination of unrealized gain on intercompany transactions	(22,104)	(4,861)
Share of decrease in Minera Exar net assets as a result of the JEMSE Transaction	0
Ending balance	$ 33,483	$ 8,891